Property, plant and equipment Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2021
Property, plant and equipment [abstract]
Schedule of information about property, plant and equipment	The estimated useful lives of significant items of property, plant and equipment are as follows:

-	tankers	20 years
-	FSO/FpSO/FPSO	30 years
-	plant and equipment	5 - 20 years
-	fixtures and fittings	5 - 10 years
-	other tangible assets	3 - 20 years
-	dry-docking	2.5 - 5 years

(in thousands of USD)	Vessels	Vessels under construction	Right-of-use assets	Other tangible assets	Total PPE
At January 1, 2019
Cost	4,927,324	—	—	4,274	4,931,598
Depreciation & impairment losses	(1,407,257)	—	—	(2,331)	(1,409,588)
Net carrying amount	3,520,067	—	—	1,943	3,522,010

Acquisitions	7,024	—	549	1,012	8,585
Adoption IFRS 16	—	—	87,598	—	87,598
Disposals and cancellations	(29,386)	—	—	(52)	(29,438)
Depreciation charges	(307,738)	—	(29,265)	(643)	(337,646)
Transfer to assets held for sale (Note 3)	(12,705)	—		—	(12,705)
Translation differences	—	—	26	5	31
Balance at December 31, 2019	3,177,262	—	58,908	2,265	3,238,435

At January 1, 2020
Cost	4,815,910	—	88,182	5,042	4,909,134
Depreciation & impairment losses	(1,638,648)	—	(29,274)	(2,777)	(1,670,699)
Net carrying amount	3,177,262	—	58,908	2,265	3,238,435

Acquisitions	17,835	207,069	25,701	285	250,890
Disposals and cancellations	(42,641)	—	—	(2)	(42,643)
Depreciation charges	(287,148)	—	(31,702)	(802)	(319,652)
Translation differences	—	—	48	13	61
Balance at December 31, 2020	2,865,308	207,069	52,955	1,759	3,127,091

At January 1, 2021
Cost	4,608,326	207,069	113,859	5,189	4,934,443
Depreciation & impairment losses	(1,743,018)	—	(60,904)	(3,430)	(1,807,352)
Net carrying amount	2,865,308	207,069	52,955	1,759	3,127,091

Acquisitions	56,111	356,951	23,476	142	436,680
Disposals and cancellations	(39,522)	—	—	—	(39,522)
Depreciation charges	(296,837)	—	(47,387)	(680)	(344,904)
Transfers	382,727	(382,727)	—	—	—
Translation differences	—	—	(43)	(3)	(46)
Balance at December 31, 2021	2,967,787	181,293	29,001	1,218	3,179,299

At December 31, 2021
Cost	4,875,811	181,293	53,226	5,244	5,115,574
Depreciation & impairment losses	(1,908,024)	—	(24,225)	(4,026)	(1,936,275)
Net carrying amount	2,967,787	181,293	29,001	1,218	3,179,299
Disposal of assets – Gains/losses

(in thousands of USD)	Sale price	Book Value	Gain	Loss
Felicity - Sale	42,000	42,000	—	—
Compatriot - Sale	6,615	6,173	442	—
VK Eddie - Sale	37,620	23,212	14,408	—
Other	29	—	29	(75)
At December 31, 2019	86,264	71,385	14,879	(75)

	Sale price	Book Value	Gain	Loss
Finesse - Sale	21,003	12,705	8,298	—
Cap Diamant - Sale	20,072	7,242	12,830	—
TI Hellas - Sale	37,000	35,400	1,600	—
At December 31, 2020	78,075	55,347	22,728	—

	Sale price	Book Value	Gain	Loss
Newton - Sale	35,370	32,953	1,163	—
Filikon - Sale	15,974	6,570	9,404	—
Other	—	—	4,500	—
At December 31, 2021	51,344	39,523	15,068	—

Schedule of capital commitments	These capital commitments relate to five Suezmax and three VLCC newbuilding contracts. The capital commitments can be detailed as follows:

(in thousands of USD)	Total	2022	2023	2024
Commitments in respect of VLCCs	223,840	55,960	167,880	—
Commitments in respect of Suezmaxes	190,425	57,639	99,589	33,196
Commitments in respect of FSOs	—	—	—	—
Total	414,265	113,599	267,469	33,196